RELATED PARTY BALANCES AND TRANSACTIONS - (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Amounts due from related parties	$ 42,857	$ 0	$ 0
Marvel Billion Development Limited [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	$ 42,857